Cash and Cash Equivalents - Schedule Representing Cash and Cash Equivalents (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Cash And Cash Equivalents [Abstract]
Cash and bank balances	£ 1,967	£ 1,628
Cash equivalents	1,324	576
Cash and cash equivalents	£ 3,291	£ 2,204